Note 6: Inventory	12 Months Ended
Dec. 31, 2015
Notes
Note 6: Inventory

NOTE 6:  INVENTORY

At December 31, 2014 and December 31, 2015, the Inventory balance was $62,697 and $1,497, respectively, valued at the lower of cost or fair market value less any allowances for obsolescence. The Company maintains an inventory of Model 2500 units and filters that are used both in the manufacture of new units and as replacements in previously sold units. The change in the inventory is a result of sales of units.  The Company had no Model 2500 units in inventory at December 31, 2015